Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments [Abstract]
Schedule of Derivative Instruments [Table Text Block]
Derivative assets and liabilities relating to the foregoing categories consisted of the following:
	Derivative Assets		Derivative Liabilities
As at	December 31	December 31	December 31	December 31
millions of Canadian dollars	2018	2017	2018	2017
Cash flow hedges
Power swaps	$-	$5	$-	$2
Foreign exchange forwards	-	2	5	5
	-	7	5	7
Regulatory deferral
Commodity swaps and forwards
Coal purchases	71	137	1	10
Power purchases	2	5	1	3
Natural gas purchases and sales	2	6	4	7
Heavy fuel oil purchases	1	15	1	4
Foreign exchange forwards	29	32	-	4
	105	195	7	28
HFT derivatives
Power swaps and physical contracts	62	125	76	162
Natural gas swaps, futures, forwards, physical contracts	125	105	403	294
	187	230	479	456
Other derivatives
Interest rate swap	1	2	-	-
	1	2	-	-
Total gross current derivatives	293	434	491	491
Impact of master netting agreements with intent to settle net or simultaneously	(126)	(181)	(126)	(181)
	167	253	365	310
Current	148	141	260	227
Long-term	19	112	105	83
Total derivatives	$167	$253	$365	$310
Derivative assets and liabilities are classified as current or long-term based upon the maturities of the underlying contracts.

Offsetting Liabilities [Table Text Block]
Details of master netting agreements, shown net on the Consolidated Balance Sheets, are summarized in the following table:

	Derivative Assets		Derivative Liabilities
As at	December 31	December 31	December 31	December 31
millions of Canadian dollars	2018	2017	2018	2017
Regulatory deferral	$1	$14	$1	$14
HFT derivatives	125	167	125	167
Total impact of master netting agreements withintent to settle net or simultaneously	$126	$181	$126	$181

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
For the	Year ended December 31
millions of Canadian dollars			2018			2017
		Interest	Foreign		Interest	Foreign
	Power	rate	exchange	Power	rate	exchange
	swaps	swaps	forwards	swaps	swaps	forwards
Realized gain (loss) in non-regulated fuel for generation and purchased power	1	-	-	3	-	-
Realized gain (loss) in operating revenue – regulated	-	-	5	-	-	(10)
Total gains (losses) in Net income	$1	$-	$5	$3	$-	$(10)

As at	December 31
millions of Canadian dollars			2018			2017
		Interest	Foreign		Interest	Foreign
	Power	rate	exchange	Power	rate	exchange
	swaps	swaps	forwards	swaps	swaps	forwards
Total unrealized gain (loss) in AOCI – effective portion, net of tax	$(1)	$-	$(6)	$-	$-	$(3)

The Company expects $4 million of unrealized losses currently in AOCI to be reclassified into net income within the next twelve months, as the underlying hedged transactions settle.

As at December 31, 2018, the Company had the following notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle as outlined below:

millions	2019	2020	2021
Foreign exchange forwards (USD) sales	$30	$30	$-

Schedule Of Regulatory Deferred Gain Losses Derivatives [Table Text Block]
For the	Year ended December 31
millions of Canadian dollars			2018			2017
	Commodity swaps and forwards	Physical natural gas purchases and sales	Foreign exchange forwards	Commodity swaps and forwards	Physical natural gas purchases and sales	Foreign exchange forwards
Unrealized gain (loss) in regulatory assets	$(34)	$-	$4	$(33)	$(1)	$(4)
Unrealized gain (loss) in regulatory liabilities	29	-	24	83	1	(30)
Realized (gain) loss in regulatory liabilities	(8)	-	-	(2)	-	-
Realized (gain) loss in inventory (1)	(55)	-	(18)	(17)	-	(30)
Realized (gain) loss in regulated fuel for generation and purchased power (2)	(2)	-	(9)	(3)	-	(14)
Total change derivative instruments	$(70)	$-	$1	$28	$-	$(78)
(1) Realized (gains) losses will be recognized in fuel for generation and purchased power when the hedged item is consumed.
(2) Realized (gains) losses on derivative instruments settled and consumed in the period; hedging relationships that have been terminated or the hedged transaction is no longer probable.

Schedule Of Regulatory Commody Swaps Forwards [Table Text Block]
	2019	2020-2023
millions	Purchases	Purchases
Coal (metric tonnes)	1	1
Natural Gas (Mmbtu)	16	-
Heavy fuel oil (bbls)	-	1

	2019	2020
Foreign exchange contracts (millions of US dollars)	$121	$111
Weighted average rate	1.1621	1.3027
% of USD requirements	66%	48%

The Company reassesses foreign exchange forecasted periodically and will enter into additional hedges or unwind existing hedges, as required.

Unrealized Gain (Loss) on Investments [Table Text Block]
For the	Year ended December 31
millions of Canadian dollars	2018	2017
Power swaps and physical contracts in non-regulated operating revenues	$(12)	$7
Natural gas swaps, forwards, futures and physical contracts in non-regulated operating revenues	205	401
Natural gas swaps, forwards, futures and physical contracts in non-regulated fuel for generation and purchased power	-	10
Power swaps, forwards, futures and physical contracts in non-regulated fuel for generation and purchased power	2	2
	$195	$420

Offsetting Liabilities Expected To Settle [Table Text Block]
millions	2019	2020	2021	2022	2023
Natural gas purchases (Mmbtu)	308	108	71	50	41
Natural gas sales (Mmbtu)	247	42	9	2	-
Power purchases (MWh)	6	-	-	-	-
Power sales (MWh)	5	-	-	-	-

Derivative Documentation Unmet [Table Text Block]
Other Derivatives

For the	Year ended December 31
millions of Canadian dollars	2018	2017
	Interest rate	Interest rate
	swaps	swaps
Unrealized gain (loss) in interest expense, net	(1)	2
Total gains (losses) in net income	$(1)	$2

As at December 31, 2018, the Company had interest rate swaps in place for the $250 million non-revolving term credit facility in Brunswick Pipeline for interest payments through Q1 2019.

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
Concentration Risk

The Company's concentrations of risk consisted of the following:

As at	December 31, 2018		December 31, 2017
	millions of Canadian dollars	% of total exposure	millions of Canadian dollars	% of total exposure
Receivables, net
Regulated utilities
Residential	$384	28%	$326	23%
Commercial	182	13%	161	11%
Industrial	57	4%	46	3%
Other	84	6%	96	7%
	707	51%	629	44%
Trading group
Credit rating of A- or above	49	4%	55	4%
Credit rating of BBB- to BBB+	70	5%	61	4%
Credit rating of CCC- to CCC+	8	0%	-	0%
Not rated	108	8%	96	7%
	235	17%	212	15%
Other accounts receivable	273	20%	300	22%
	1,215	88%	1,141	81%
Derivative Instruments (current and long-term)
Credit rating of A- or above	130	9%	207	15%
Credit rating of BBB- to BBB+	9	1%	10	1%
Not rated	28	2%	36	3%
	167	12%	253	19%
	$1,382	100%	$1,394	100%

Schedule of Financial Instruments Owned and Pledged as Collateral [Table Text Block]
As at	December 31	December 31
millions of Canadian dollars	2018	2017
Cash collateral provided to others	$103	$119
Cash collateral received from others	77	99